LIQUIDITY AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net losses	$ 3,893,859	$ 21,723,043
Net cash used in operating activities	1,514,351	5,653,215
Working capital	17,160,706
Accumulated deficit	71,259,677	$ 67,376,221
Cash	$ 86,531